Share Based Payment Plans - Summary of Stock Option (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about share based payment arrangements [abstract]
Weighted-average stock price on exercised stock options	$ 104.48	$ 93.02